Securities Act of 1933 Registration No. 333-261594

Investment Company Act of 1940 Registration No. 811-23762

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

[ ] Pre-Effective Amendment No.  ______

[X] Post-Effective Amendment No.  11

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

[X] Amendment No.  13

Fidelity Greenwood Street Trust

 (Exact Name of Registrant as Specified in Charter)

245 Summer Street, Boston, Massachusetts 02210

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number: 617-563-7000

Margaret Carey, Secretary and Chief Legal Officer

245 Summer Street

Boston, Massachusetts 02210

(Name and Address of Agent for Service)

[X] This Post-Effective Amendment designates a new effective date for a previously filed post-effective amendment.

The purpose of this Post-Effective Amendment is to designate a new effective date, April 5, 2024, for the Post-Effective Amendment previously filed on December 28, 2023, for the fund(s).

The Post-Effective Amendment(s) filed on February 23, 2024 for the other fund(s) in the trust are not affected by this request.

The Prospectus(es) and Statement(s) of Additional Information (SAI) for the fund(s) are identical to those filed in Post-Effective Amendment Nos. 9 and 11, the Part C is identical to the Part C filed in Post-Effective Amendment Nos. 10 and 12, and the Prospectus(es), SAI(s), and Part C are incorporated herein in their entirety by reference to those previously filed Post-Effective Amendments.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment Nos. 11 and 13 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 8th day of March 2024.

Fidelity Greenwood Street Trust
	By	/s/Heather Bonner Heather Bonner, President
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Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

(Signature)		(Title)	(Date)

/s/Heather Bonner		President and Treasurer	March 8, 2024
Heather Bonner		(Principal Executive Officer)

/s/John J. Burke III		Chief Financial Officer	March 8, 2024
John J. Burke III		(Principal Financial Officer)

/s/Jennifer Birmingham	*	Trustee	March 8, 2024
Jennifer Birmingham

/s/Matthew Conti	*	Trustee	March 8, 2024
Matthew Conti

/s/David Jones	*	Trustee	March 8, 2024
David Jones

/s/Tara Kenney	*	Trustee	March 8, 2024
Tara Kenney

*	By:	/s/Megan C. Johnson
Megan C. Johnson, pursuant to a power of attorney dated November 29, 2023 and filed herewith.

POWER OF ATTORNEY

We, the undersigned Directors or Trustees, as the case may be, of the following investment companies:

Fidelity Cherry Street Trust Fidelity Greenwood Street Trust Variable Insurance Products Fund VI

in addition to any other investment company for which Fidelity Diversifying Solutions LLC (“FDS”) or an affiliate acts as investment adviser and for which the undersigned individuals serve as Directors or Trustees (collectively, the “Funds”), hereby revoke all previous powers of attorney we have given to sign and otherwise act in our names and behalf in matters involving any investment company for which FMR or an affiliate acts as investment adviser and hereby constitute and appoint Thomas C. Bogle, Stephanie A. Capistron, John V. O’Hanlon, Megan C. Johnson, and Anthony H. Zacharski, each of them singly, our true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for us and in our names in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, or any successors thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements or any successors thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in our names and behalf in connection therewith as said attorneys–in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission.  We hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.  This power of attorney is effective for all documents filed on or after November 29, 2023.

WITNESS our hands on this twenty-ninth day of November, 2023.

/s/ Jennifer Birmingham	/s/ David Jones
Jennifer Birmingham	David Jones

/s/ Matthew Conti	/s/ Tara Kenney
Matthew Conti	Tara Kenney